CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
COMMON STOCK OUTSTANDING [Member]
Common stock issued under stock incentive plans, net of forfeitures, shares	1,496,214	1,043,019	1,212,463
ADDITIONAL PAID-IN CAPITAL [Member]
Issuance of performance-based shares, shares	197,304	206,148	215,027
Issuance of treasury shares, shares	20,766	24,354	25,829
RETAINED EARNINGS [Member]
Cash dividends declared per share	$ 0.48	$ 0.48	$ 0.44
COST OF SHARES IN TREASURY [Member]
Common stock acquired for treasury, shares	354,411	1,895,893	1,832,193
Issuance of treasury shares, shares	20,766	24,354	25,829